Statements Of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Statement Of Stockholders Equity [Abstract]
Dividends per share	$ 0.16	$ 0.16	$ 0.16